Long term debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long term debt

	December 31, 2018	December 31, 2017
Cost	$2,227	$2,133
Accumulated amortization	454	198
	$1,773	$1,935
Long term debt amounts are as follows:
Current:

	December 31, 2018	December 31, 2017
Credit facilities (note 14(b))	$1,167	$—
Mortgage (note 14(d))	386	—
Promissory notes	28,443	—
	$29,996	$—
Long term:

	December 31, 2018	December 31, 2017
Credit facilities (note 14(b))	$193,751	$32,000
Convertible Debentures (note 14(c))	39,976	40,000
Mortgage (note 14(d))	19,514	—
Promissory notes	14,494	—
Less: deferred financing costs (note 14(e))	(1,773)	(1,935)
	$265,962	$70,065

Schedule of line of credit facilities	Credit Facility

	December 31, 2018	December 31, 2017
Current portion of Credit Facility	$—	$—
Long term portion of Credit Facility	192,000	32,000
	$192,000	$32,000